ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY (Details)			6 Months Ended	9 Months Ended
	Oct. 29, 2021 $ / shares shares	Mar. 22, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 07, 2022 USD ($)	Apr. 17, 2021 USD ($)	Oct. 31, 2020 $ / shares
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Condition for future business combination number of businesses minimum		1
Shares issued price per share | $ / shares	$ 10.20			$ 10.20	$ 10.20
Transaction Costs				$ 16,664,843	$ 16,664,843
Underwriting fees				3,173,059	3,173,059
Deferred underwriting fee payable				12,100,000	12,100,000
Other offering costs				$ 1,391,784	$ 564,843
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold Percentage Ownership				50	50
Maximum allowed dissolution expenses				$ 100,000	$ 100,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Months to complete acquisition				15 months	15 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)				2 days	2 days
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001
Redemption period upon closure				10 days	10 days
Cash held outside the Trust Account				$ 85,969	$ 979,634
Draw down amount			$ 0	300,000
Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Draw down amount				$ 300,000
IPO
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares	23,000,000
Shares issued price per share | $ / shares	$ 10.00				$ 10.20			$ 10.20
Sale of Private Placement Warrants (in shares) | shares					25,000
Months to complete acquisition				15 months	15 months
Sale of founder shares				$ 25,000
Private Placement
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Shares issued price per share | $ / shares					$ 10.00
Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares	1,060,000
Sponsor
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of founder shares							$ 25,000
Sponsor | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Principal amount of debt						$ 500,000
Sponsor | IPO
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Shares issued price per share | $ / shares	$ 10.00
Sponsor | Private Placement
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Price of warrant per share | $ / shares	$ 10.00